Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	New Age Alpha Variable Funds Trust
Entity Central Index Key	0002013968
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000253501
Shareholder Report [Line Items]
Fund Name	NAA All Cap Value Series
Trading Symbol	ACVS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA All Cap Value Series for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$53	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[1]
AssetsNet	$ 90,414,361
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 282,736
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$90,414,361 Number of Portfolio Holdings195 Advisory Fee (net of waivers)$282,736 Portfolio Turnover33%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	2.0%
Real Estate	2.3%
Materials	3.7%
Communications	3.9%
Consumer Staples	5.2%
Utilities	5.8%
Consumer Discretionary	7.0%
Health Care	8.8%
Energy	9.4%
Financials	12.1%
Industrials	13.9%
Technology	25.5%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	7.1%
Amazon.com, Inc.	3.1%
Exxon Mobil Corporation	2.8%
Intel Corporation	2.7%
Walmart, Inc.	1.4%
Tesla, Inc.	1.3%
Texas Instruments, Inc.	1.2%
General Electric Company	1.2%
Delta Air Lines, Inc.	1.1%
Cisco Systems, Inc.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000253502
Shareholder Report [Line Items]
Fund Name	NAA Large Cap Value Series
Trading Symbol	LCVS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Cap Value Series for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[2]
AssetsNet	$ 195,898,623
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 573,363
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$195,898,623 Number of Portfolio Holdings138 Advisory Fee (net of waivers)$573,363 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.2%
Exchange-Traded Funds	0.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Real Estate	0.6%
Equity	0.8%
Materials	2.5%
Consumer Staples	4.3%
Communications	4.3%
Utilities	6.2%
Consumer Discretionary	6.6%
Health Care	9.7%
Energy	10.4%
Financials	12.7%
Industrials	15.6%
Technology	25.9%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	7.9%
Amazon.com, Inc.	3.1%
Exxon Mobil Corporation	3.0%
Intel Corporation	3.0%
Walmart, Inc.	1.7%
Chevron Corporation	1.5%
Texas Instruments, Inc.	1.5%
Tesla, Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
Verizon Communications, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000249820
Shareholder Report [Line Items]
Fund Name	NAA Large Core Series
Trading Symbol	LCS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Core Series for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$50	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[3]
AssetsNet	$ 281,158,979
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 743,667
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$281,158,979 Number of Portfolio Holdings141 Advisory Fee (net of waivers)$743,667 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.7%
Exchange-Traded Funds	1.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Consumer Staples	0.2%
Materials	1.1%
Equity	1.3%
Utilities	4.7%
Consumer Discretionary	4.8%
Health Care	6.5%
Energy	6.5%
Communications	8.7%
Financials	8.9%
Industrials	13.3%
Technology	43.7%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.8%
Apple, Inc.	6.3%
Micron Technology, Inc.	4.6%
Alphabet, Inc. - Class A	4.5%
Microsoft Corporation	4.0%
Advanced Micro Devices, Inc.	2.9%
Intel Corporation	2.9%
Broadcom, Inc.	2.5%
Amazon.com, Inc.	2.4%
Caterpillar, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000253503
Shareholder Report [Line Items]
Fund Name	NAA Large Growth Series
Trading Symbol	LGS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Growth Series for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$54	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%	[4]
AssetsNet	$ 66,806,022
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 170,720
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,806,022 Number of Portfolio Holdings78 Advisory Fee (net of waivers)$170,720 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.4%
Exchange-Traded Funds	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.1%
Utilities	0.2%
Materials	0.4%
Consumer Staples	0.6%
Real Estate	0.7%
Equity	1.5%
Financials	5.1%
Health Care	5.4%
Industrials	5.8%
Consumer Discretionary	6.3%
Communications	15.6%
Technology	58.0%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	10.2%
Apple, Inc.	9.2%
Micron Technology, Inc.	7.8%
Broadcom, Inc.	5.8%
Microsoft Corporation	5.7%
Alphabet, Inc. - Class A	5.4%
Advanced Micro Devices, Inc.	5.4%
Meta Platforms, Inc. - Class A	3.4%
Applied Materials, Inc.	3.2%
Amazon.com, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000253504
Shareholder Report [Line Items]
Fund Name	NAA Mid Growth Series
Trading Symbol	MGS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Mid Growth Series for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$58	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%	[5]
AssetsNet	$ 180,294,898
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 594,284
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$180,294,898 Number of Portfolio Holdings125 Advisory Fee (net of waivers)$594,284 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	0.7%
Communications	2.7%
Consumer Staples	3.4%
Energy	3.5%
Materials	3.9%
Real Estate	4.1%
Consumer Discretionary	6.6%
Financials	6.9%
Health Care	11.5%
Technology	25.0%
Industrials	31.1%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ciena Corporation	3.0%
Coherent Corp.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.4%
Carpenter Technology Corporation	2.3%
MasTec, Inc.	2.3%
nVent Electric PLC	2.2%
ATI, Inc.	2.1%
Crowdstrike Holdings, Inc. - Class A	2.0%
MKS, Inc.	2.0%
TechnipFMC plc	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000253505
Shareholder Report [Line Items]
Fund Name	NAA Small Cap Value Series
Trading Symbol	SCVS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Small Cap Value Series for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$61	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%	[6]
AssetsNet	$ 51,861,576
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 185,450
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,861,576 Number of Portfolio Holdings224 Advisory Fee (net of waivers)$185,450 Portfolio Turnover54%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.7%
Exchange-Traded Funds	0.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Equity	0.3%
Consumer Staples	1.9%
Communications	2.5%
Utilities	3.1%
Health Care	6.6%
Materials	6.9%
Real Estate	6.9%
Energy	8.2%
Consumer Discretionary	12.1%
Technology	15.6%
Industrials	16.2%
Financials	19.4%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Atlantic Union Bankshares Corporation	1.6%
Fulton Financial Corporation	1.5%
Molina Healthcare, Inc.	1.4%
Lincoln National Corporation	1.4%
Bread Financial Holdings, Inc.	1.4%
Magnolia Oil & Gas Corporation - Class A	1.2%
United Community Banks, Inc.	1.2%
Ultra Clean Holdings, Inc.	1.2%
Insight Enterprises, Inc.	1.1%
Kulicke & Soffa Industries, Inc.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000253506
Shareholder Report [Line Items]
Fund Name	NAA Small Growth Series
Trading Symbol	SGS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Small Growth Series for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$66	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.14%	[7]
AssetsNet	$ 29,193,662
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 71,656
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$29,193,662 Number of Portfolio Holdings125 Advisory Fee (net of waivers)$71,656 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.3%
Exchange-Traded Funds	0.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Communications	0.3%
Equity	0.7%
Consumer Staples	1.2%
Utilities	1.6%
Energy	3.9%
Real Estate	5.4%
Materials	7.0%
Consumer Discretionary	9.7%
Financials	10.5%
Health Care	14.5%
Industrials	21.0%
Technology	23.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Carpenter Technology Corporation	3.8%
TTM Technologies, Inc.	3.5%
MKS, Inc.	3.4%
ATI, Inc.	3.2%
Sterling Infrastructure, Inc.	3.0%
Semtech Corporation	2.2%
Viasat, Inc.	2.1%
FormFactor, Inc.	2.1%
Dynatrace, Inc.	2.0%
Viavi Solutions, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000253507
Shareholder Report [Line Items]
Fund Name	NAA SMid-Cap Value Series
Trading Symbol	SMID
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA SMid-Cap Value Series for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$57	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%	[8]
AssetsNet	$ 140,488,754
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 454,504
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$140,488,754 Number of Portfolio Holdings278 Advisory Fee (net of waivers)$454,504 Portfolio Turnover56%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.1%
Exchange-Traded Funds	0.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Equity	0.9%
Communications	1.2%
Consumer Staples	1.7%
Health Care	4.1%
Real Estate	5.4%
Utilities	5.7%
Materials	7.0%
Energy	7.5%
Consumer Discretionary	10.0%
Technology	14.5%
Industrials	20.8%
Financials	20.9%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Owens Corning	1.7%
OGE Energy Corporation	1.3%
FNB Corp	1.2%
First Horizon Corporation	1.2%
Fulton Financial Corporation	1.1%
Reliance, Inc.	1.0%
Provident Financial Services, Inc.	1.0%
Alcoa Corporation	1.0%
Oshkosh Corporation	1.0%
Entegris, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000253508
Shareholder Report [Line Items]
Fund Name	NAA World Equity Income Series
Trading Symbol	WEI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA World Equity Income Series for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$55	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%	[9]
AssetsNet	$ 124,410,281
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 420,604
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$124,410,281 Number of Portfolio Holdings173 Advisory Fee (net of waivers)$420,604 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Other Countries	5.7%
Sweden	1.9%
Spain	1.9%
Ireland	2.3%
Germany	3.8%
France	4.3%
Canada	5.1%
United Kingdom	5.4%
Switzerland	6.1%
Japan	10.1%
United States	53.0%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	8.6%
JPMorgan Chase & Company	3.3%
Mitsubishi UFJ Financial Group, Inc.	3.0%
HSBC Holdings PLC	2.4%
Lam Research Corporation	2.2%
Johnson & Johnson	2.2%
Exxon Mobil Corporation	2.2%
Walmart, Inc.	1.9%
Cisco Systems, Inc.	1.9%
Siemens A.G.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized